Schedule of Investments
December 31, 2020 (unaudited)
Forester Discovery Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 65.97%

Basic Materials - 6.85%
Agnico Eagle Mines Ltd.	930		65,574
Newmont Goldcorp Corp.	1,000		59,890

			125,464

Consumer Goods - 10.64%
Cie Generale des Etablissements Michelin SCA ADR (2)	1,220		31,378
Diageo Plc. ADR	325		51,613
Unilever Plc. ADR	1,110		67,000
Volkswagen AG ADR	2,150		44,828

			194,819

Financials - 7.99%
Prudential PLC ADR (2)	1,780		65,736
Swiss RE AG ADR (2)	970		22,979
The Toronto-Dominion Bank NY (Canada)	1,020		57,548

			146,263

Health Care - 7.87%
GlaxoSmithKline PLC ADR	1,720		63,296
Sanofi ADR (2)	1,660		80,659

			143,955

Industrials - 9.59%
Amcor Ltd. ADR (Australia)	5,040		59,321
BAE Systems PLC ADR	1,850		50,228
Siemens AG ADR	920		66,047

			175,596

Oil & Gas - 3.55%
Total SA ADR	1,550		64,961

Technology - 6.18%
Infosys Ltd.	2,900		49,155
SAP SE ADR (2)	490		63,891

			113,046

Telecommunications - 5.50%
Deutsche Telekom AG ADR (2)	2,830		51,704
KT Corp. ADR (2)	4,450		48,995

			100,699

Multi-Utilities - 7.79%
Red Electrica Corp. SA ADR (2)	4,760		49,266
RWE AG ADR (2)	2,200		93,368

			142,634

Total Common Stock	(Cost $ 884,467)		1,207,437

U.S. Government Obligations - 6.01%

U.S. Government Treasury Bill, 0.000%, 03/18/2021	110,000		109,984

Total U.S. Government Obligations	(Cost $ 109,995)		109,984

Money Market Registered Investment Companies - 27.74%

Morgan Stanley Institional Liquidity Fund - 0.01% (4)	507,798		507,798

Total Money Market Registered Investment Companies	(Cost $ 507,798)		507,798

Total Investments - 99.72%	(Cost $ 1,502,261)		1,825,219

Other Assets less Liabilities - .28%			5,099

Total Net Assets - 100.00%			1,830,318

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (9)
Level 1 - Quoted Prices	$1,825,219	$
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total	$1,825,219	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the coupon rate shown represents the yield at at December 31, 2020.
ADR- American Depositary Receipt